Assets Held for Sale_Assets Held For Sale(Details) $ in Thousands, ₩ in Millions		12 Months Ended
		Dec. 31, 2020 KRW (₩)	Dec. 31, 2019 KRW (₩)	Dec. 31, 2020 USD ($)
Disclosure Of Assets Held For Sale Line Items [Line Items]
Carrying amount		₩ 197,727	₩ 23,151	$ 182,051
Assets and liabilities classified as held for sale [Member]
Disclosure Of Assets Held For Sale Line Items [Line Items]
Carrying amount		197,727	23,151
Fair value less costs to sell		₩ 208,369	26,770
Changes In Accumulated Impairment Of Assets Held For Sale Abstract [Abstract]
Description Of Noncurrent Asset Or Disposal Group Held For Sale Which Were Sold Or Reclassified		As of December 31, 2020, assets held for sale consist of 4 real estates of closed offices and 1,087 foreclosure assets on loans of PT Bank Bukopin TBK, which were determined to sell by the management, but not yet sold as of December 31, 2020. Negotiation with buyers is in process for the one closed office and the remaining 1,090 assets are also being actively marketed.
Assets and liabilities classified as held for sale [Member] | Acquisition cost
Disclosure Of Assets Held For Sale Line Items [Line Items]
Carrying amount	[1]	₩ 243,842	25,933
Assets and liabilities classified as held for sale [Member] | Accumulated Impairment losses [Member]
Disclosure Of Assets Held For Sale Line Items [Line Items]
Carrying amount		(46,115)	(2,782)
Reconciliation Of Changes In Accumulated Impairment Losses Of Assets Held For Sale Abstract [Abstract]
Beginning		(2,782)	(8,150)
Changes In Accumulated Impairment Of Assets Held For Sale Abstract [Abstract]
Provision		(11,593)	(333)
Reversal		0	0
Business combination		(45,433)
Disposal and others		13,693	5,701
Ending		(46,115)	(2,782)
Land held for sale
Disclosure Of Assets Held For Sale Line Items [Line Items]
Carrying amount		64,571	13,012
Fair value less costs to sell		68,321	14,374
Land held for sale | Acquisition cost
Disclosure Of Assets Held For Sale Line Items [Line Items]
Carrying amount	[1]	80,740	14,542
Land held for sale | Accumulated Impairment losses [Member]
Disclosure Of Assets Held For Sale Line Items [Line Items]
Carrying amount		(16,169)	(1,530)
Buildings held for sale
Disclosure Of Assets Held For Sale Line Items [Line Items]
Carrying amount		127,539	10,139
Fair value less costs to sell		134,247	12,396
Buildings held for sale | Acquisition cost
Disclosure Of Assets Held For Sale Line Items [Line Items]
Carrying amount	[1]	152,426	11,391
Buildings held for sale | Accumulated Impairment losses [Member]
Disclosure Of Assets Held For Sale Line Items [Line Items]
Carrying amount		(24,887)	₩ (1,252)
Other assets held for sale
Disclosure Of Assets Held For Sale Line Items [Line Items]
Carrying amount		5,617
Fair value less costs to sell		5,801
Other assets held for sale | Acquisition cost
Disclosure Of Assets Held For Sale Line Items [Line Items]
Carrying amount	[1]	10,676
Other assets held for sale | Accumulated Impairment losses [Member]
Disclosure Of Assets Held For Sale Line Items [Line Items]
Carrying amount		₩ (5,059)

[1]	Acquisition cost of buildings held for sale is net of accumulated depreciation before classified as assets held for sale.